Revenue Recognition - Schedule of Revenue by Product Category (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Product Category [Line Items]
Total revenue	$ 1,364,341	$ 817,034	$ 4,107,494	$ 2,409,953
Training [Member]
Schedule of Revenue by Product Category [Line Items]
Total revenue	144,920	110,333	809,654	599,425
Product supplies [Member]
Schedule of Revenue by Product Category [Line Items]
Total revenue	626,656	355,481	1,748,960	1,329,159
Equipment [Member]
Schedule of Revenue by Product Category [Line Items]
Total revenue		96,810	177,225	162,370
Patient procedures [Member]
Schedule of Revenue by Product Category [Line Items]
Total revenue	$ 592,765	$ 254,410	$ 1,371,655	$ 318,999